Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payments
Schedule of weighted average exercise prices

	31/12/2017		31/12/2018
	Number	WAEP	Number	WAEP

Outstanding at 1 January	4,374,250	2.19	4,217,000	2.26
- Granted	–	–	559,875	1.99
- Forfeited	(139,750)	3.19	(132,500)	2.97
- Expired	(17,500)	0.74	(56,875)	0.91
Outstanding at 31 December	4,217,000	2.26	4,587,500	2.20

Exercisable at 31 December	3,314,333	2.03	3,835,208	2.13

Schedule of stock options granted

Grant date/employees entitled	Number of instruments in thousands Key management personnel	Number of instruments in thousands Employees	Vesting conditions	Contractual life of options

On 10 August 2012	150,000	150,000	3 years	5 years
	60,000	230,000	4 years	5 years
	–	37,500	4 years	5 years
	75,000	75,000	3 years	5 years
	30,000	207,187	4 years	5 years
On 7 March 2013	96,000	96,000	3 years	5 years
	40,000	402,188	4 years	5 years
On 23 February 2014	240,000	240,000	3 years	5 years
	425,000	1,153,750	4 years	5 years
On 5 September 2014	25,000	120,000	4 years	5 years
On 12 November 2014	30,000	30,000	3 years	5 years
	35,000	157,500	4 years	5 years
On 12 February 2015	72,000	72,000	3 years	5 years
	59,500	340,000	4 years	5 years
On 16 October 2015	70,000	70,000	3 years	5 years
	200,000	529,500	4 years	5 years
On 15 April 2016	20,000	20,000	3 years	5 years
	20,000	142,000	4 years	5 years
On 23 February 2018	60,000	60,000	3 years	5 years
	139,000	319,000	4 years	5 years
On 31 July 2018	18,000	18,000	3 years	5 years
	36,000	117,875	4 years	5 years
Total share options	1,900,500	4,587,500

Schedule of fair value options granted

	31/12/2017	31/12/2018

Expected volatility (%)	N/A	38.9 to 49.1
Risk-free interest rate (%)	N/A	1.91 to 2.39
Expected life of share options (years)	N/A	3.25 to 6.50
Weighted average share price US$	N/A	2.58